Quarterly Holdings Report
for
Fidelity® SAI International Momentum Index Fund
January 31, 2022

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
IMI-NPRT1-0422
1.9898218.101
Common Stocks - 98.3%
	Shares	Value ($)
Australia - 6.9%
Allkem Ltd. (a)	252,990	1,647,384
Australia & New Zealand Banking Group Ltd.	1,036,282	19,584,537
BlueScope Steel Ltd.	208,712	2,735,557
Computershare Ltd.	244,051	3,382,940
Dominos Pizza Enterprises Ltd.	25,923	1,912,165
IGO Ltd.	287,175	2,429,790
Incitec Pivot Ltd.	828,375	1,939,619
Lynas Rare Earths Ltd. (a)	369,634	2,387,504
Macquarie Group Ltd.	117,503	15,358,995
National Australia Bank Ltd.	1,352,668	26,100,348
OZ Minerals Ltd.	135,933	2,358,048
Pilbara Minerals Ltd. (a)	1,101,397	2,548,060
Santos Ltd.	694,720	3,538,720
SEEK Ltd.	144,879	3,002,356
Sonic Healthcare Ltd.	204,371	5,503,772
South32 Ltd.	1,987,653	5,468,623
Steadfast Group Ltd.	388,307	1,277,819
Woolworths Group Ltd.	2	49
TOTAL AUSTRALIA		101,176,286
Austria - 1.2%
BAWAG Group AG (b)	29,424	1,765,886
Erste Group Bank AG	144,705	6,763,594
OMV AG	61,141	3,742,099
Raiffeisen International Bank-Holding AG	57,570	1,618,134
Verbund AG	29,028	3,074,361
Voestalpine AG	2	66
TOTAL AUSTRIA		16,964,140
Bailiwick of Jersey - 3.4%
Ferguson PLC	95,212	14,975,954
Glencore Xstrata PLC	4,663,666	24,295,911
Man Group PLC	657,768	1,718,305
WPP PLC	507,416	7,956,549
TOTAL BAILIWICK OF JERSEY		48,946,719
Belgium - 0.2%
Sofina SA	6,506	2,590,351
Cayman Islands - 0.2%
ENN Energy Holdings Ltd.	226,800	3,610,719
Denmark - 5.9%
A.P. Moller - Maersk A/S Series B	3,628	13,032,305
Carlsberg A/S Series B	40,342	6,532,607
Demant A/S (a)	41,706	1,845,213
DSV A/S	82,143	16,689,875
Novo Nordisk A/S Series B	415,262	41,305,407
Pandora A/S	41,030	4,461,591
Ringkjoebing Landbobank A/S	12,270	1,615,218
TOTAL DENMARK		85,482,216
Finland - 1.7%
Fortum Corp.	117,100	3,187,430
Kesko Oyj	112,646	3,557,719
Nordea Bank ABP	1,502,846	17,850,337
TOTAL FINLAND		24,595,486
France - 13.4%
Air Liquide SA	124,790	21,346,493
Bollore SA	377,372	2,034,114
Bureau Veritas SA	119,393	3,416,113
Compagnie de St. Gobain	210,828	14,266,198
EssilorLuxottica SA	81,553	15,428,637
Eurazeo SA	1	79
Hermes International SCA	14,416	21,644,452
L'Oreal SA	85,973	36,723,080
LVMH Moet Hennessy Louis Vuitton SE	48,467	39,809,701
Pernod Ricard SA	33,531	7,172,260
Publicis Groupe SA	94,846	6,426,852
Remy Cointreau SA	9,617	2,005,464
Sartorius Stedim Biotech	9,848	4,318,460
Societe Generale Series A	328,340	12,188,086
Teleperformance	24,079	9,067,889
TOTAL FRANCE		195,847,878
Germany - 4.1%
alstria office REIT-AG (a)	72,996	1,599,143
Brenntag SE	1	86
Carl Zeiss Meditec AG	15,157	2,437,553
Covestro AG (b)	68,545	4,112,220
Daimler AG (Germany)	343,646	27,420,789
Daimler Truck Holding AG (a)	1	36
Deutsche Bank AG (a)	851,362	11,853,956
Infineon Technologies AG	96,872	4,022,877
K+S AG	81,505	1,556,056
LEG Immobilien AG	25,499	3,382,666
Merck KGaA	16,440	3,605,263
TAG Immobilien AG	3	79
TOTAL GERMANY		59,990,724
Hong Kong - 0.8%
Techtronic Industries Co. Ltd.	706,500	11,657,322
Ireland - 1.0%
Bank of Ireland Group PLC (a)	384,645	2,592,459
James Hardie Industries PLC CDI	188,962	6,359,558
Kingspan Group PLC (Ireland)	63,333	6,096,250
TOTAL IRELAND		15,048,267
Isle of Man - 0.4%
Entain PLC (a)	242,258	5,244,730
Israel - 1.3%
Bank Hapoalim BM (Reg.)	507,294	5,235,766
Bank Leumi le-Israel BM	619,175	6,601,743
Icl Group Ltd.	295,606	2,652,180
Israel Discount Bank Ltd. (Class A)	481,243	3,207,881
Nova Ltd. (a)	10,432	1,202,906
TOTAL ISRAEL		18,900,476
Italy - 2.4%
A2A SpA	643,615	1,222,601
Azimut Holding SpA	47,667	1,282,197
Banco BPM SpA	627,152	1,955,183
Eni SpA	1,075,425	16,154,163
FinecoBank SpA	173,102	2,910,236
Interpump Group SpA	34,250	2,115,061
UniCredit SpA	636,183	10,111,118
TOTAL ITALY		35,750,559
Japan - 24.2%
AGC, Inc.	93,600	4,295,809
Ajinomoto Co., Inc.	233,800	6,523,370
Asics Corp.	81,100	1,574,609
BayCurrent Consulting, Inc.	5,800	2,201,209
Bridgestone Corp.	257,800	11,289,383
Chugai Pharmaceutical Co. Ltd.	195,200	6,340,054
CyberAgent, Inc.	169,500	1,976,406
Dai-ichi Mutual Life Insurance Co.	117,700	2,649,363
Dentsu Group, Inc.	90,400	3,130,713
Ebara Corp.	35,600	1,744,815
FUJIFILM Holdings Corp.	88,200	5,912,578
Fujitsu Ltd.	56,300	7,442,769
Hitachi Ltd.	347,700	18,072,067
Hoya Corp.	142,900	18,529,607
Ibiden Co. Ltd.	54,900	3,067,833
Iida Group Holdings Co. Ltd.	74,300	1,545,785
INPEX Corp.	461,500	4,665,533
Itochu Corp.	578,500	18,585,159
JEOL Ltd.	20,100	1,095,900
JFE Holdings, Inc.	245,600	3,155,188
Kawasaki Kisen Kaisha Ltd. (a)	33,200	2,069,320
Keyence Corp.	15,500	7,950,301
Kikkoman Corp.	82,700	6,251,125
Konami Holdings Corp.	41,200	2,221,085
Lasertec Corp.	25,100	5,630,871
Marubeni Corp.	677,000	6,966,292
Mitsubishi Chemical Holdings Corp.	601,800	4,720,632
Mitsubishi Corp.	347,000	11,781,496
Mitsui OSK Lines Ltd.	49,900	3,864,380
Nikon Corp.	148,000	1,544,672
Nippon Yusen KK	72,500	5,683,520
Nomura Research Institute Ltd.	153,300	5,366,404
Olympus Corp.	204,500	4,576,106
Open House Group Co. Ltd.	31,700	1,641,211
Recruit Holdings Co. Ltd.	669,800	33,107,281
Renesas Electronics Corp. (a)	412,300	4,731,890
SBI Holdings, Inc. Japan	104,500	2,695,662
Screen Holdings Co. Ltd.	19,200	1,926,835
SHIMANO, Inc.	35,900	8,050,293
Shin-Etsu Chemical Co. Ltd.	127,200	21,281,756
Shionogi & Co. Ltd.	120,900	6,890,412
Sony Group Corp.	345,100	38,605,811
Tokyo Electron Ltd.	64,500	31,549,089
Toyota Tsusho Corp.	97,500	3,953,966
Unicharm Corp.	158,800	6,136,590
TOTAL JAPAN		352,995,150
Luxembourg - 1.3%
ArcelorMittal SA (Netherlands)	272,446	8,092,748
B&M European Value Retail SA	348,831	2,671,216
Eurofins Scientific SA	52,893	5,310,608
Tenaris SA	191,058	2,332,229
TOTAL LUXEMBOURG		18,406,801
Netherlands - 6.7%
Adyen BV (a)(b)	10,818	22,013,522
ASM International NV (Netherlands)	16,399	5,634,377
ASML Holding NV (Netherlands)	57,241	38,769,005
BE Semiconductor Industries NV	30,229	2,534,652
Davide Campari Milano NV	220,619	2,769,937
EXOR NV	48,292	4,049,328
IMCD NV	23,556	4,052,102
Stellantis NV (Italy)	320,533	6,189,131
Wolters Kluwer NV	109,521	11,146,892
TOTAL NETHERLANDS		97,158,946
Norway - 1.2%
Equinor ASA	458,416	12,637,533
Gjensidige Forsikring ASA	68,857	1,681,935
Mowi ASA	2	49
Norsk Hydro ASA	495,183	3,805,636
TOTAL NORWAY		18,125,153
Spain - 0.0%
Fluidra SA	1	32
Sweden - 4.9%
AddTech AB (B Shares)	106,754	1,974,826
Avanza Bank Holding AB	48,690	1,540,480
Castellum AB	93,865	2,210,874
Epiroc AB (A Shares)	396,513	8,461,243
EQT AB	114,378	4,482,079
Fastighets AB Balder (a)	40,459	2,680,364
Getinge AB (B Shares)	93,120	3,640,580
Holmen AB (B Shares)	2	97
Indutrade AB	409	10,175
Investor AB (B Shares)	992,510	21,549,310
MIPS AB	11,184	1,111,955
Nibe Industrier AB (B Shares)	583,135	5,542,440
Sagax AB	74,388	2,171,400
Samhallsbyggnadsbolaget I Norden AB (B Shares)	506,062	3,052,124
Skandinaviska Enskilda Banken AB (A Shares)	690,863	8,930,683
SSAB Svenskt Stal AB (A Shares)	319,189	1,889,721
Thule Group AB (b)	38,526	1,859,513
Vitrolife AB	25,222	1,037,189
TOTAL SWEDEN		72,145,053
Switzerland - 6.6%
Bachem Holding AG (B Shares)	2,939	1,753,148
Kuehne & Nagel International AG	20,974	5,922,786
Lindt & Spruengli AG	86	9,910,301
Lonza Group AG	30,113	20,761,163
Nestle SA (Reg. S)	8,741	1,128,799
Partners Group Holding AG	9,390	13,091,527
Sika AG	58,650	20,520,125
Sonova Holding AG	22,264	7,931,328
Straumann Holding AG	4,886	8,096,517
Tecan Group AG	4,906	2,385,358
VAT Group AG (b)	10,620	4,330,917
TOTAL SWITZERLAND		95,831,969
United Kingdom - 10.5%
3i Group PLC	415,578	7,739,646
Admiral Group PLC	105,672	4,493,255
Ashtead Group PLC	185,945	13,300,277
Big Yellow Group PLC	73,180	1,476,577
Bunzl PLC	113,894	4,266,129
Centrica PLC (a)	1,123,450	1,104,650
Dechra Pharmaceuticals PLC	44,783	2,515,419
Diageo PLC	366,139	18,475,886
Drax Group PLC	175,374	1,428,784
Future PLC	48,334	2,061,512
Greggs PLC	43,270	1,569,286
Halma PLC	139,944	4,743,218
Howden Joinery Group PLC	249,531	2,752,936
IG Group Holdings PLC	151,682	1,669,842
IMI PLC	116,397	2,600,634
Inchcape PLC	162,679	1,855,064
Investec PLC	296,824	1,709,320
ITV PLC (a)	1,500,309	2,294,948
J Sainsbury PLC	722,905	2,840,692
JD Sports Fashion PLC	1,054,608	2,704,194
Kingfisher PLC	10	45
Lloyds Banking Group PLC	29,376,210	20,386,271
Marks & Spencer Group PLC (a)	835,048	2,471,250
NatWest Group PLC	2,195,209	7,215,175
Next PLC	54,530	5,555,831
Rightmove PLC	372,190	3,280,297
S4 Capital PLC (a)	163,969	1,146,563
Safestore Holdings PLC	89,214	1,529,609
Segro PLC	511,049	9,009,675
Severn Trent PLC	89,708	3,482,852
Shell PLC	205,662	5,283,196
Spirax-Sarco Engineering PLC	30,271	5,456,522
St. James's Place PLC	229,401	4,735,396
Tritax Big Box REIT PLC	706,657	2,266,704
TOTAL UNITED KINGDOM		153,421,655
TOTAL COMMON STOCKS (Cost $1,427,220,204)		1,433,890,632

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (c) (Cost $22,971,857)	22,967,263	22,971,857

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $1,450,192,061)	1,456,862,489
NET OTHER ASSETS (LIABILITIES) - 0.1% (d)	1,996,905
NET ASSETS - 100.0%	1,458,859,394

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	193	Mar 2022	21,570,645	190,735	190,735

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,082,058 or 2.3% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Includes $706,920 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	8,855,470	369,804,790	355,688,403	2,552	-	-	22,971,857	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	-	1,046,250	1,046,250	61	-	-	-	0.0%
Total	8,855,470	370,851,040	356,734,653	2,613	-	-	22,971,857

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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